Loans receivable, net of allowances - Additional Information (Details)	Dec. 31, 2022	Dec. 31, 2021
Financing Receivable, Credit Ratio [Line Items]
Financing receivable, write off term	360 days
Securitized loans receivable
Financing Receivable, Credit Ratio [Line Items]
Financing receivable, before allowance for credit loss, to total, percent	61.00%	84.00%